Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

9. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Matching loan between Weibo and SINA.

In January 2017, the Company and its certain subsidiary entered into one-year loan agreements with SINA and SINA subsidiary, pursuant to which the Company is entitled to draw down U.S. dollar-denominated loan from SINA and a SINA subsidiary is entitled to draw down equivalent RMB-denominated loan from the Company's subsidiary, to facilitate each other's business operations. All of the loans carried a fixed rate of interest equal to the current market interest rate as of the dates when the principal was drawn down.

For the year ended December 31, 2017, interest income that the Group earned from such RMB-denominated loans to SINA was $1.7 million, and interest expense that the Group paid for such U.S. dollar-denominated loans from SINA was $1.5 million, respectively. As of December 31, 2017, the Company and its subsidiary have settled both loans with SINA and SINA subsidiary with payment of U.S. dollar-denominated principal and interest expense of $61.5 million and receipt of RMB-denominated principal and interest income of $64.0 million, respectively.

Besides the matching loans, SINA made an additional $2.0 million short-term loan to Weibo in 2017, which was repaid to SINA in 2018. In 2018, the Group entered in to a series of one-year loan agreements with SINA pursuant to which SINA is entitled to borrow from the Group to facilitate SINA's business operations. SINA has withdrawn a total of $149.5 million loan from the Group and repaid $101.1 million to the Group for the year ended December 31, 2018. As of December 31, 2018, the loan to SINA was $43.6 million.

The following sets forth significant related party transactions with the Company:

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Transactions with SINA
Revenue billed through/for service provided to SINA(1)	$39,285	$64,093	$90,645
Costs and expenses allocated from SINA(2)	$25,703	$41,136	$47,334
Interest income on matching loan to SINA	$—	$1,735	$—
Interest expense on matching loan from SINA	$—	$1,537	$—
Interest income on loans to SINA	—	—	2,425
(1)

For the years ended December 31, 2016, 2017 and 2018, the Group charged $39.3 million, $64.1 million and $90.6 million for services provided to SINA or to third parties billed through SINA, respectively.

(2)

Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $20.3 million, $22.9 million, and $23.4 million for other costs and expenses incurred by Weibo but paid by SINA in 2016, 2017 and 2018, respectively.

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$57,908	$84,688	$117,696
Services provided by Alibaba	$13,988	$32,734	$47,642

The following sets forth related party outstanding balance:

	As of December 31,
	2017	2018
	(In thousands)
Amount due from SINA(3)	$16,356	$105,319
Accounts receivable due from Alibaba	$42,832	$48,222

(3)The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by the Weibo business but paid by SINA and third-party customer and supplier balances settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2018, the amount due from SINA also included loans to SINA of $43.6 million at an annual interest rate of 4.8%.

Other related parties mainly include investee companies on which SINA or Weibo has significant influence. These investees are mainly high-tech companies operating in different internet-related industries, such as short video applications, social and new media marketing services and so on. For the years ended December 31, 2016, 2017 and 2018, advertising and marketing revenues generated from other related parties were $45.6 million, $71.6 million and $130.2 million, value-added services revenues from other related parties were $0.6 million, $21.4 million and $24.1 million, and the Group received promotional services from other related parties amounting to approximately $10.6 million, $4.1 million and $9.3 million, respectively. As of December 31, 2017 and 2018, net accounts receivable due from other related parties was $29.7 million and $130.8 million, accounts payable due to other related parties were $12.2 million and $31.2 million, and accrued and other liabilities due to other related parties were $5.0 million and $14.4 million, respectively. Within other related parties, one related party that is an equity investee in the short video business contributed $53.9 million of advertising and marketing revenues in 2018 and represented $80.9 million of accounts receivable due from other related parties at December 31, 2018.